PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001

                              PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001


                                   CONTENTS


Statement of Assets, Liabilities and Members' Capital ........................ 1

Statement of Operations ...................................................... 2

Statements of Changes in Members' Capital - Net Assets ....................... 3

Notes to Financial Statements ................................................ 4

Schedule of Portfolio Investments ............................................11

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $160,016,801)           $ 114,360,100
Cash and cash equivalents                                             7,807,074
Receivables:
  Investments sold, not settled                                         523,474
  Dividends                                                              45,548
  Interest                                                               12,211
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        122,748,407
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                    763,370
  Management fee                                                        129,321
  Professional fees                                                      86,896
  Administration fee                                                     40,555
  Miscellaneous                                                          31,396
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     1,051,538
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 121,696,869
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                         $ 213,517,496
Accumulated net investment loss                                      (2,780,774)
Accumulated net realized loss on investments                        (43,383,152)
Accumulated net unrealized depreciation on investments              (45,656,701)
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS                                     $ 121,696,869
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                           PW ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                          FOR THE SIX MONTHS ENDED JUNE 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Dividend                                                         $    208,960
  Interest                                                               92,172
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 301,132
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                        766,055
  Professional fees                                                     101,984
  Administration fee                                                     72,125
  Custody fee                                                            48,636
  Miscellaneous                                                          42,457
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                              1,031,257

  Interest expense                                                        2,531
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,033,788
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (732,656)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
         FROM INVESTMENTS

  Net realized loss from investments                                (21,286,667)
  Change in net unrealized depreciation from investments             13,028,339
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                    (8,258,328)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                   $ (8,990,984)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                           PW ASPEN FUND, L.L.C.
                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

--------------------------------------------------------------------------------

                                                                      For the
                                                                    Six months
                                                                       Ended                  For the
                                                                   June 30, 2001             Year ended
                                                                    (Unaudited)          December 31, 2000
----------------------------------------------------------------------------------------------------------

FROM OPERATIONS

  Net investment loss                                              $    (732,656)          $  (1,787,673)
  Net realized loss from investments                                 (21,286,667)            (22,446,350)
  Change in net unrealized depreciation from investments              13,028,339             (69,820,657)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                      (8,990,984)            (94,054,680)
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                                   2,694,000             184,595,376

  Member withdrawals                                                 (11,135,707)                      -


---------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                    (8,441,707)            184,595,376
---------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                              139,129,560              48,588,864
---------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                  $ 121,696,869           $ 139,129,560
---------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                            PW ASPEN FUND, L.L.C

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------


1.   ORGANIZATION

     PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers.

     The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2001 and December 31, 2000 was $728,766 and $777,299, respectively.

     Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                            PW ASPEN FUND, L.L.C

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     a.   PORTFOLIO VALUATION

     Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2001 were fair valued.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

                                                            PW ASPEN FUND, L.L.C

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.   PORTFOLIO VALUATION (CONTINUED)

     On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     b.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
     S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     c.   FUND EXPENSES

     The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                            PW ASPEN FUND, L.L.C

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     e.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     f.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to MALLC.

     UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2001, UBS PWI and its affiliates earned $11,643 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                                            PW ASPEN FUND, L.L.C

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to receive an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the six months ended June 30, 2001 or for the year ended December 31, 2000.

     Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2001 were $10,378.

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund will provide for the reimbursement of out of pocket expenses by PFPC Inc.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2001, amounted to $72,646,889 and $76,347,845, respectively. Included in these amounts are proceeds from securities sold, not yet purchased amounting to $1,850,478 and purchases
     and  sales  of  options   amounting   to   $22,231,596   and   $21,861,483,
     respectively.

                                                            PW ASPEN FUND, L.L.C

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

4.   SECURITIES TRANSACTIONS (CONTINUED)

     At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized depreciation on investments was $45,656,701, consisting of $4,054,605 gross unrealized appreciation and $49,711,306 gross unrealized depreciation.

5.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian.

     For the six months ended June 30, 2001, the Fund's average interest rate paid on borrowings was 5.52% and the average borrowings outstanding were $91,653. The Fund had no borrowings outstanding at June 30, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital.

                                                            PW ASPEN FUND, L.L.C

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     During the six months ended June 30, 2001, the Fund did not trade any forward or futures contracts.

7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                   PERIOD FROM
                                                                                                   NOVEMBER 22,
                                                                  SIX MONTHS                           1999
                                                                    ENDED             YEAR       (COMMENCEMENT OF
                                                                   JUNE 30,          ENDED          OPERATIONS)
                                                                     2001           DECEMBER       TO DECEMBER
                                                                 (UNAUDITED)        31, 2000         31, 2001
                                                                 -----------        --------     ----------------


     Ratio of net investment loss to average net assets            -1.17%*           -1.18%           -6.22%*
     Ratio of total expenses to average net assets                  1.66%*            1.77%            7.75%*
     Ratio of operating expenses to average net assets              1.65%*            1.75%            7.61%*
     Portfolio turnover rate                                       40.77%            92.75%            5.13%
     Total return                                                  -6.84%**         -44.03%**         23.90%**
     Average debt ratio                                             0.07%             0.32%            2.42%

     *   Annualized.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted after Incentive Allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8.   SUBSEQUENT EVENTS

     Effective July 1, 2001 the Fund disbursed Member capital withdrawals of $8,807,205.

                                                         PW ASPEN FUND, L. L. C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (92.78%)
          ---------------------
          APPLICATIONS SOFTWARE (0.73%)
  12,133  Microsoft Corp.*                                          $    885,709
                                                                    ------------
          BROADCAST SERVICES/PROGRAMMING (12.77%)
 601,874  AT&T Corp. - Liberty Media Group, Class A*                  10,526,776
 168,605  Fox Entertainment Group, Inc., Class A*                      4,704,079
     766  Liberty Digital, Inc., Class A                                   4,665
  35,416  UnitedGlobalCom, Inc., Class A*                                306,348
                                                                    ------------
                                                                      15,541,868
                                                                    ------------
          CABLE TELEVISION (16.09%)
  35,653  Cablevision Systems Corp., NY Group, Class A*                2,085,700
  73,620  Charter Communications, Inc. Class A*                        1,719,027
  49,002  Comcast Corp., Class A*                                      2,104,636
 186,263  Comcast Corp., Special Class A*                              8,083,814
 126,038  Cox Communications, Inc., Class A*                           5,583,483
                                                                    ------------
                                                                      19,576,660
                                                                    ------------
          CELLULAR TELECOMMUNICATIONS (1.09%)
  55,007  Sprint Corp. (PCS Group)*                                    1,328,419
                                                                    ------------
          COMPUTERS (1.39%)
  41,291  Dell Computer Corp.*                                         1,079,760
  38,740  Sun Microsystems, Inc.*                                        608,993
                                                                    ------------
                                                                       1,688,753
                                                                    ------------
          COMPUTERS - MEMORY DEVICES (1.49%)
  62,020  EMC Corp.*                                                   1,814,085
                                                                    ------------
          DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (2.44%)
 152,277  Cendant Corp.*                                               2,969,401


    The preceeding notes are an integral part of these financial statements.

                                                         PW ASPEN FUND, L. L. C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          E - COMMERCE/PRODUCTS (0.35%)

  29,779  Amazon.com, Inc.*                                         $    421,373
  48,235  Webvan Group, Inc.*                                              3,859
                                                                    ------------
                                                                         425,232
                                                                    ------------
          E-COMMERCE/SERVICES (2.39%)
  12,066  eBay, Inc.*                                                    826,400
  44,768  HomeStore.com, Inc.*                                         1,565,089
  34,892  Ticketmaster, Class B*                                         516,402
                                                                    ------------
                                                                       2,907,891
                                                                    ------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.47%)
  13,286  Broadcom Corp., Class A*                                       568,109
                                                                    ------------
          ENTERPRISE SOFTWARE/SERVICES (3.15%)
  38,593  BEA Systems, Inc.*                                           1,185,191
 128,107  Oracle Corp.*                                                2,434,033
  30,003  OTG Software, Inc.*                                            210,021
                                                                    ------------
                                                                       3,829,245
                                                                    ------------
          ENTERTAINMENT SOFTWARE (2.47%)
  13,152  Activision, Inc.*                                              516,216
  43,001  Electronic Arts, Inc.*                                       2,489,758
                                                                    ------------
                                                                       3,005,974
                                                                    ------------
          FINANCE - CREDIT CARD (1.39%)
  27,270  American Express Co.                                         1,058,076
  19,230  MBNA Corp.                                                     634,590
                                                                    ------------
                                                                       1,692,666
                                                                    ------------
          FINANCE - INVESTMENT BANKER/BROKER (2.36%)
   1,535  Morgan Stanley Dean Witter & Co.                                98,593
  32,348  Goldman Sachs Group, Inc.                                    2,775,458
                                                                    ------------
                                                                       2,874,051
                                                                    ------------

    The preceeding notes are an integral part of these financial statements.

                                                         PW ASPEN FUND, L. L. C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          INTERNET INFRASTRUCTURE SOFTWARE (0.45%)
  57,286  Inktomi Corp.*                                            $    549,373
                                                                    ------------
          INTERNET SECURITY (4.05%)
  30,912  Check Point Software Technologies, Ltd.*                     1,563,220
  56,052  VeriSign, Inc.*                                              3,363,681
                                                                    ------------
                                                                       4,926,901
                                                                    ------------
          MULTIMEDIA (19.68%)
 174,197  AOL Time Warner, Inc.                                        9,232,441
 138,506  Gemstar-TV Guide International, Inc.*                        5,900,356
  32,037  The News Corp., Ltd. - ADR                                   1,190,175
  39,250  The Walt Disney Co.                                          1,133,932
 125,446  Viacom, Inc., Class B*                                       6,491,831
                                                                    ------------
                                                                      23,948,735
                                                                    ------------
          NETWORKING PRODUCTS (0.26%)
  17,102  Cisco Systems, Inc.*                                           311,256
                                                                    ------------
          REITS - DIVERSIFIED (2.64%)
  82,466  Vornado Realty Trust                                         3,219,473
                                                                    ------------
          REITS - OFFICE PROPERTY (2.43%)
  72,219  Boston Properties, Inc.                                      2,953,757
                                                                    ------------
          RETAIL - CONSUMER ELECTRONICS (0.11%)
   4,283  RadioShack Corp.                                               130,631
                                                                    ------------
          RETAIL - RESTAURANTS (1.59%)
  71,557  McDonald's Corp.                                             1,936,332
                                                                    ------------
          TELECOMMUNICATIONS EQUIPMENT (6.92%)
 144,088  QUALCOMM, Inc.*, (a)                                         8,426,267
                                                                    ------------

    The preceeding notes are an integral part of these financial statements.

                                                         PW ASPEN FUND, L. L. C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          TELECOMMUNICATIONS SERVICES (1.84%)
  30,690  Asia Global Crossing, Ltd., Class A*                      $    182,606
 159,984  Global Crossing, Ltd.*                                       1,382,262
  31,832  GT Group Telecom, Inc., Class B*                               190,992
  14,260  Time Warner Telecom, Inc., Class A*                            477,995
                                                                    ------------
                                                                       2,233,855
                                                                    ------------
          TELEPHONE - INTEGRATED (0.66%)
  66,578  NTL, Inc.*                                                     802,274
                                                                    ------------
          TOYS (0.72%)
  38,229  Nintendo Co., Ltd. - ADR                                       881,293
                                                                    ------------
          WEB HOSTING/DESIGN (0.22%)
 133,631  Exodus Communications, Inc.*                                   275,280
                                                                    ------------
          WEB PORTALS/ INTERNET SERVICE PROVIDER (2.01%)
 175,227  America Online Latin America, Inc., Class A*                 1,575,291
  43,663  Yahoo!, Inc.*                                                  872,823
                                                                    ------------
                                                                       2,448,114
                                                                    ------------
          WIRELESS EQUIPMENT (0.62%)
  45,771  Motorola, Inc.                                                 757,968
                                                                    ------------
          TOTAL COMMON STOCK (COST $158,004,934)                     112,909,572
                                                                    ------------
          PREFERRED STOCK (0.94%)
          -----------------------
          MULTIMEDIA (0.94%)
  35,405  The News Corp., Ltd. - ADR                                   1,147,122
                                                                    ------------
          TOTAL PREFERRED STOCK (COST $1,581,947)                      1,147,122
                                                                    ------------

    The preceeding notes are an integral part of these financial statements.

                                                         PW ASPEN FUND, L. L. C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001
NUMBER OF
CONTRACTS                                                           MARKET VALUE
--------------------------------------------------------------------------------
          CALL OPTIONS (0.05%)
          --------------------
          MULTIMEDIA (0.05%)
     160  The Walt Disney Co., 07/21/01, $25                        $     62,400
                                                                    ------------
          TOTAL CALL OPTIONS (COST $62,880)                               62,400
                                                                    ------------
          PUT OPTIONS (0.05%)
          -------------------
          FINANCE - INVESTMENT BANKER/BROKER (0.02%)
      20  Goldman Sachs Group Inc., 07/21/01, $95                         18,600
                                                                    ------------
          HOTELS & MOTELS (0.01%)
      10  Marriott International, Class A, 07/21/01, $55                   7,800
      10  Starwood Hotels & Resorts, 07/21/01, $45                         8,500
                                                                    ------------
                                                                          16,300
                                                                    ------------
          STOCK INDEX (0.02%)
     120  S & P Index, 07/21/01, $600                                     28,800
                                                                    ------------
          TOTAL PUT OPTIONS (COST $98,010)                                63,700
                                                                    ------------


  PAR                                                               MARKET VALUE
--------                                                            ------------
          CORPORATE BONDS (0.15%)
          -----------------------
          E - COMMERCE/PRODUCTS (0.03%)
$ 79,000  Amazon.com, Inc., 4.75%, 02/01/09, (convertible/callable
          02/06/02 @ $130.32)                                             37,328
                                                                    ------------
          TELEPHONE - INTEGRATED (0.12%)
 229,000  NTL Communications Corp., 6.75%, 05/15/08,
          (convertible/callable 05/20/04 @ $103.86)                      139,978
                                                                    ------------
          TOTAL CORPORATE BONDS (COST $269,030)                          177,306
                                                                    ------------
    TOTAL INVESTMENTS -- 93.97% (Cost $160,016,801)                  114,360,100
                                                                    ------------
    OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.03%                     7,336,769
                                                                    ------------
    TOTAL NET ASSETS -- 100.00%                                     $121,696,869
                                                                    ============
*   Non-income producing security
(a) Partially or wholly held ($8,187,200, total market value) in a pledged account by the Custodian as collateral for securites sold, not yet purchased.

    The preceeding notes are an integral part of these financial statements.
                                                                              15